Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	6,500,000,000	6,500,000,000	6,500,000,000
Common stock, shares issued	14,046,252	14,046,252	13,687,439
Common stock, shares outstanding	12,443,938	12,443,938	12,085,125
Series AA Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,050,000	1,050,000	1,050,000
Preferred stock, shares issued	1,050,000	1,050,000	1,050,000
Preferred stock, shares outstanding	1,050,000	1,050,000	1,050,000
Series DD Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000	10,000	10,000
Preferred stock, shares issued	9,870	9,870	9,422
Preferred stock, shares outstanding	9,870	9,870	9,422

[1]	Derived from audited information